May 02, 2017
Morgan Stanley European Equity Fund Inc.
Morgan Stanley European Equity Fund Inc.
May 2, 2017 Supplement SUPPLEMENT DATED MAY 2, 2017 TO THE PROSPECTUS OF Morgan Stanley European Equity Fund Inc., dated May 1, 2017 Important Notice Regarding Change in Investment Policy
Effective July 31, 2017, the fourth sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.